BASIC AND DILUTED EARNINGS PER SHARE - PROFIT ATTRIBUTABLE TO ORDINARY SHAREHOLDERS OF THE COMPANY (DILUTED) (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
BASIC AND DILUTED EARNINGS PER SHARE
Net income attributable to owners of the Company	¥ 66,153	¥ 71,975	¥ 33,443
Net income attributable to ordinary owners of the Company (diluted)	¥ 66,153	¥ 71,975	¥ 33,443